Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Measurements
Fair Value Measurements

6.Fair Value Measurements:

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

●	Cash and cash equivalents, trade accounts receivable, amounts due from related parties and trade accounts payable: The carrying values reported in the accompanying consolidated balance sheets for those financial instruments (except for the fair value of non-current portion of amounts due from related party) are considered Level 1 items as they represent liquid assets and liabilities with short-term maturities and are reasonable estimates of their fair values. The carrying value of these instruments is separately reflected in the accompanying consolidated balance sheets. The fair value of the non-current portion of the amounts due from related parties and other receivables, non-current, determined through Level 3 inputs of the fair value hierarchy by discounting future cash flows using the Partnership’s estimated cost of capital of 6.46%, is $988 as of December 31, 2025, compared to their carrying value of $1,350 as of the same date.
●	Long-term other financial liabilities: The CDBL Sale and Leaseback discussed in Note 5 has an approximate recorded value due to the variable interest rate payable and is thus considered a Level 2 item in accordance with the fair value hierarchy as SOFR rates are observable at commonly quoted intervals for the full terms of the financial liabilities. The fair value of the CDBL Sale and Leaseback approximates its recorded value, due to its variable interest rates.

A fair value hierarchy that prioritizes the inputs used to measure fair value has been established by Generally Accepted Accounting Principles. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

●	Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
●	Level 2: Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data; and
●	Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the determination of the fair value of the assets or liabilities.